Segment Reporting - Financials (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Segment Reporting
Number of operating segments | item	2
Revenue	$ 653.2	$ 675.0
Income/(expenses)
Costs of sales	118.2	142.0
Depletion and depreciation	247.7	273.0
Gross profit	287.3	260.0
Other operating (income)/expenses
General and administrative expenses	22.6	24.9
Impairment loss recognized	76.0
Gain on sale of gold bullion	(0.1)	(0.3)
Foreign exchange (gain) and other income (expense)	(1.8)	(1.1)
Realized gain on investments		(2.0)
Impairment of investment		4.5
Income before finance items and income taxes	190.6	234.0
Finance items
Finance income	3.1	5.4
Finance expenses	(4.6)	(3.4)
Net income before income taxes	189.1	236.0
Operating Segments
Segment Reporting
Revenue	653.2	675.0
Income/(expenses)
Costs of sales	118.2	142.0
Depletion and depreciation	243.9	268.9
Gross profit	291.1	264.1
Other operating (income)/expenses
General and administrative expenses	22.6	24.9
Impairment loss recognized	76.0
Gain on sale of gold bullion	(0.1)	(0.3)
Depreciation	3.8	4.1
Foreign exchange (gain) and other income (expense)	(1.8)	(1.1)
Realized gain on investments		(2.0)
Impairment of investment		4.5
Income before finance items and income taxes	190.6	234.0
Finance items
Finance income	3.1	5.4
Finance expenses	(4.6)	(3.4)
Operating Segments | Mining Segment
Segment Reporting
Revenue	567.1	628.0
Income/(expenses)
Costs of sales	112.3	137.4
Depletion and depreciation	206.6	246.3
Gross profit	248.2	244.3
Operating Segments | Energy Segment
Segment Reporting
Revenue	86.1	47.0
Income/(expenses)
Costs of sales	5.9	4.6
Depletion and depreciation	37.3	22.6
Gross profit	$ 42.9	$ 19.8